LAND USE RIGHTS (Tables)	12 Months Ended
Dec. 31, 2020
LAND USE RIGHTS
Schedule of information about land use rights

The Company’s land use rights are under medium-term leases in the PRC, and are analyzed for reporting purposes as follows:

	2020	2019
	RMB’000	RMB’000
Cost
At the beginning of the year	32,619	32,619
Impact on initial application of HKFRS 16 (Note 2.6)	(32,619)	(32,619)
At end of the year	—	—

Accumulated amortization
At beginning of the year	(4,649)	(4,649)
Amortization	—	—
Impact on initial application of HKFRS 16 (Note 2.6)	4,649	4,649
At end of the year	—	(4,649)

Impairment
At beginning of the year	(27,970)	(27,970)
Impairment for the year	—	—
Impact on initial application of HKFRS 16 (Note 2.6)	27,970	27,970
At end of the year	—	—

Carrying amount
At December 31, 2020 and 2019	—	—